Goodwill and other intangible assets (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite Lived Intangible Assets
Gross carrying amount	$ 5,041	$ 3,379
Accumulated amortization	(1,540)	(1,126)
Net carrying amount	3,501	2,253
Additions to intangible assets other than goodwill	1,658	1,917
Intangible assets other than goodwill related to business combinations
Amount acquired	1,583	1,853
Weighted-average useful life	15 years	14 years
Amortization expense
Amortization expense of intangible assets other than goodwill	449	335	157
Future amortization expense of intangible assets
2013	446
2014	399
2015	348
2016	323
2017	248
Thereafter	1,737
Total	3,501
Capitalized software for internal use
Finite Lived Intangible Assets
Gross carrying amount	688	640
Accumulated amortization	(533)	(483)
Net carrying amount	155	157
Additions to intangible assets other than goodwill	71	74
Intangible assets other than goodwill related to business combinations
Amount acquired		15
Weighted-average useful life		5 years
Amortization expense
Amortization expense of intangible assets other than goodwill	79	87	75
Capitalized software for sale
Finite Lived Intangible Assets
Gross carrying amount	401	393
Accumulated amortization	(346)	(295)
Net carrying amount	55	98
Amortization expense
Amortization expense of intangible assets other than goodwill	38	48	32
Intangibles other than software:
Amortization expense
Amortization expense of intangible assets other than goodwill	332	200	50
Intangibles other than software: Customer-related
Finite Lived Intangible Assets
Gross carrying amount	2,733	1,499
Accumulated amortization	(319)	(163)
Net carrying amount	2,414	1,336
Additions to intangible assets other than goodwill	1,204	1,272
Intangible assets other than goodwill related to business combinations
Amount acquired	1,200	1,267
Weighted-average useful life	18 years	18 years
Intangibles other than software: Technology-related
Finite Lived Intangible Assets
Gross carrying amount	768	564
Accumulated amortization	(240)	(123)
Net carrying amount	528	441
Additions to intangible assets other than goodwill	222	415
Intangible assets other than goodwill related to business combinations
Amount acquired	222	415
Weighted-average useful life	5 years	6 years
Intangibles other than software: Marketing-related
Finite Lived Intangible Assets
Gross carrying amount	378	213
Accumulated amortization	(59)	(32)
Net carrying amount	319	181
Additions to intangible assets other than goodwill	161	153
Intangible assets other than goodwill related to business combinations
Amount acquired	161	153
Weighted-average useful life	10 years	10 years
Intangibles other than software: Other
Finite Lived Intangible Assets
Gross carrying amount	73	70
Accumulated amortization	(43)	(30)
Net carrying amount	30	40
Additions to intangible assets other than goodwill		3
Intangible assets other than goodwill related to business combinations
Amount acquired		$ 3
Weighted-average useful life		4 years